Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Finished goods	$ 1,396	$ 2,525
Products in process	41,619	52,619
Spare parts and supplies	86,825	76,937
Inventory gross	129,840	132,081
Provision for impairment of inventory	(30,774)	(31,117)
Finished goods [Abstract]
Current portion	86,264	77,327
Inventories	12,802	23,637
Inventories	99,066	100,964
Minera Yanacocha SRL and subsidiary [Member]
Inventories
Inventory gross	55,334	58,892
Allowance for obsolescence of materials and supplies (b)	(5,718)	(6,595)	$ (6,098)	$ (7,515)
Finished goods [Abstract]
Current portion	49,616	52,297
Inventories	49,616	52,297
Minera Yanacocha SRL and subsidiary [Member] | Precious metals [Member]
Inventories
Inventory gross	11,859	12,559
Minera Yanacocha SRL and subsidiary [Member] | Leach in circuit [Member]
Inventories
Inventory gross	4,455	3,117
Minera Yanacocha SRL and subsidiary [Member] | Mill in circuit [Member]
Inventories
Inventory gross		2,093
Minera Yanacocha SRL and subsidiary [Member] | Supplies
Inventories
Inventory gross	39,020	41,123
Sociedad Minera Cerro Verde S.A.A. [Member]
Inventories
Products in process	170,669	176,813
Finished goods [Abstract]
Copper cathode	15,708	3,826
Copper concentrate	9,734	16,563
Molybdenum concentrate	1,776	700
Current portion	567,211	566,794
Inventories	323,828	301,075
Inventories	891,039	867,869
Materials and supplies	$ 369,324	$ 368,892